Quarterly Report
March 31, 2021
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 3.4%
Honeywell International, Inc.	6,580	$1,428,321
MTU Aero Engines Holding AG	1,271	299,144
Rolls-Royce Holdings PLC (a)	240,724	349,450
		$2,076,915
Airlines – 0.9%
Aena S.A. (a)	3,400	$551,427
Alcoholic Beverages – 5.6%
Carlsberg A.S., “B”	2,029	$311,743
Diageo PLC	32,171	1,325,870
Heineken N.V.	9,043	929,186
Pernod Ricard S.A.	4,510	846,485
		$3,413,284
Apparel Manufacturers – 4.3%
Burberry Group PLC (a)	13,792	$360,974
Compagnie Financiere Richemont S.A.	7,214	692,587
LVMH Moet Hennessy Louis Vuitton SE	2,359	1,571,591
		$2,625,152
Automotive – 0.5%
Aptiv PLC (a)	2,274	$313,585
Broadcasting – 3.1%
Omnicom Group, Inc.	2,066	$153,194
Walt Disney Co. (a)	6,874	1,268,391
WPP Group PLC	36,582	464,276
		$1,885,861
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	13,058	$851,121
Deutsche Boerse AG	1,790	297,447
		$1,148,568
Business Services – 9.5%
Accenture PLC, “A”	5,567	$1,537,884
Adecco S.A.	4,003	269,535
Brenntag AG	3,730	318,440
Cognizant Technology Solutions Corp., “A”	7,654	597,930
Compass Group PLC (a)	20,650	416,061
Equifax, Inc.	3,432	621,638
Fidelity National Information Services, Inc.	6,266	881,062
Fiserv, Inc. (a)	3,642	433,544
PayPal Holdings, Inc. (a)	2,976	722,692
		$5,798,786
Cable TV – 4.3%
Comcast Corp., “A”	38,707	$2,094,436
Liberty Broadband Corp. (a)	3,337	501,050
		$2,595,486
Chemicals – 2.7%
3M Co.	4,832	$931,030
PPG Industries, Inc.	4,701	706,372
		$1,637,402

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.5%
Check Point Software Technologies Ltd. (a)	5,367	$600,943
Oracle Corp.	12,994	911,789
		$1,512,732
Computer Software - Systems – 1.5%
Cisco Systems, Inc.	4,920	$254,413
Samsung Electronics Co. Ltd.	8,981	648,708
		$903,121
Construction – 0.5%
Otis Worldwide Corp.	4,253	$291,118
Consumer Products – 4.2%
Colgate-Palmolive Co.	7,110	$560,481
Essity AB	33,410	1,055,462
Reckitt Benckiser Group PLC	10,740	962,104
		$2,578,047
Electrical Equipment – 4.6%
Amphenol Corp., “A”	5,346	$352,676
Legrand S.A.	7,176	667,501
Schneider Electric SE	11,620	1,774,887
		$2,795,064
Electronics – 1.1%
Hoya Corp.	2,800	$329,786
Microchip Technology, Inc.	2,186	339,311
		$669,097
Food & Beverages – 4.2%
Danone S.A.	16,408	$1,125,637
Nestle S.A.	12,706	1,416,125
		$2,541,762
Gaming & Lodging – 1.2%
Marriott International, Inc., “A” (a)	2,564	$379,754
Whitbread PLC (a)	6,958	328,632
		$708,386
Insurance – 1.6%
Aon PLC	2,972	$683,887
Willis Towers Watson PLC	1,355	310,132
		$994,019
Internet – 1.0%
eBay, Inc.	10,049	$615,401
Machinery & Tools – 1.6%
Carrier Global Corp.	3,514	$148,361
Kubota Corp.	35,700	815,220
		$963,581
Major Banks – 3.7%
Bank of New York Mellon Corp.	4,624	$218,669
Erste Group Bank AG (a)	5,041	170,963
Goldman Sachs Group, Inc.	3,273	1,070,271
State Street Corp.	2,861	240,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	33,811	$523,540
		$2,223,796
Medical Equipment – 14.5%
Abbott Laboratories	7,716	$924,685
Boston Scientific Corp. (a)	20,038	774,469
Cooper Cos., Inc.	1,595	612,624
EssilorLuxottica	1,413	230,078
Medtronic PLC	15,127	1,786,953
Olympus Corp.	11,900	246,858
Sonova Holding AG (a)	590	156,310
Stryker Corp.	4,387	1,068,585
Thermo Fisher Scientific, Inc.	3,972	1,812,741
Waters Corp. (a)	2,083	591,926
Zimmer Biomet Holdings, Inc.	3,842	615,027
		$8,820,256
Other Banks & Diversified Financials – 4.8%
American Express Co.	5,132	$725,870
Grupo Financiero Banorte S.A. de C.V. (a)	21,712	122,298
Julius Baer Group Ltd.	4,339	277,468
Visa, Inc., “A”	8,441	1,787,213
		$2,912,849
Pharmaceuticals – 4.4%
Bayer AG	11,665	$738,148
Merck KGaA	4,310	736,922
Roche Holding AG	3,783	1,222,576
		$2,697,646
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	311	$27,032
Railroad & Shipping – 5.3%
Canadian National Railway Co.	10,528	$1,221,037
Kansas City Southern Co.	5,550	1,464,756
Union Pacific Corp.	2,505	552,127
		$3,237,920
Real Estate – 0.3%
Deutsche Wohnen SE	4,161	$194,111
Specialty Chemicals – 4.5%
Akzo Nobel N.V.	6,866	$767,171
L'Air Liquide S.A.	3,466	566,196
Linde PLC	1,056	295,828
Linde PLC	3,985	1,116,430
		$2,745,625
Specialty Stores – 0.3%
Hermes International	149	$164,947
Trucking – 1.0%
United Parcel Service, Inc., “B”	3,615	$614,514
Total Common Stocks		$60,257,490

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	14,904	$5,677

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	433,511	$433,511

Other Assets, Less Liabilities – 0.2%		112,885
Net Assets – 100.0%		$60,809,563
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $433,511 and $60,263,167, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$34,162,614	$—	$—	$34,162,614
France	6,947,322	—	—	6,947,322
Switzerland	4,563,818	—	—	4,563,818
United Kingdom	4,207,367	—	—	4,207,367
Germany	2,584,212	—	—	2,584,212
Netherlands	1,723,389	—	—	1,723,389
Japan	—	1,391,864	—	1,391,864
Canada	1,221,037	—	—	1,221,037
Sweden	1,055,462	—	—	1,055,462
Other Countries	1,757,374	648,708	—	2,406,082
Mutual Funds	433,511	—	—	433,511
Total	$58,656,106	$2,040,572	$—	$60,696,678
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$651,977	$2,568,675	$2,787,141	$—	$—	$433,511
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	57.1%
France	11.4%
Switzerland	7.5%
United Kingdom	6.9%
Germany	4.3%
Netherlands	2.8%
Japan	2.3%
Canada	2.0%
Sweden	1.7%
Other Countries	4.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.